Summary of Changes in Fair Value Associated With Level 3 Assets (Parenthetical) (Detail) (Fixed maturities, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Asset-backed Securities	Dec. 31, 2011 Residential mortgage-backed securities Asset-backed Securities	Dec. 31, 2010 Industrials Redeemable preferred stocks
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transferred out of Level 2 into Level 3	$ 14.6	$ 12.1
Transferred out of Level 3 into Level 2	$ (41.5)	$ (15.1)	$ (15.4)	$ (53.1)